Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000083514 | U.S. Government Agency Notes
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000083514 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000083514 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000083514 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000083514 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000254996 | U.S. Government Agency Notes
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000254996 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000254996 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000254996 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000254996 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000254997 | U.S. Government Agency Notes
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000254997 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000254997 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000254997 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000254997 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028921 | U.S. Government Agency Notes
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000028921 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000028921 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000028921 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028921 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000083519 | U.S. Government Agency Notes
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000083519 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000083519 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000083519 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000083519 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083519 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000083519 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028930 | U.S. Government Agency Notes
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028930 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000028930 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028930 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000028930 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028930 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000028930 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077645 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000077645 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000077645 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077645 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077645 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077645 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000077645 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077645 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077645 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077645 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000077645 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077645 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077645 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000077646 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000077646 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000077646 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077646 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077646 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077646 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000077646 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077646 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077646 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077646 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000077646 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077646 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077646 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150517 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000150517 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000150517 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000150517 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000150517 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000150517 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000150517 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000150517 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150517 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000150517 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000150517 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000150517 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150517 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000077647 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000077647 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000077647 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077647 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077647 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077647 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000077647 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077647 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077647 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077647 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000077647 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077647 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077647 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147334 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000147334 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000147334 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000147334 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147334 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147334 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000147334 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000147334 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147334 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147334 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000147334 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147334 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147334 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000077648 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000077648 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000077648 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077648 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077648 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077648 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000077648 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077648 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077648 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077648 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000077648 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077648 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077648 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000077649 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000077649 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000077649 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077649 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077649 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077649 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000077649 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000077649 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077649 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077649 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000077649 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077649 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077649 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000183913 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000183913 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183913 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183913 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000183913 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000183913 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000183913 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000183913 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000183913 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000183913 | Aa
Holdings [Line Items]
Percent of Net Asset Value	21.89%
C000183913 | A
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000183913 | Baa
Holdings [Line Items]
Percent of Net Asset Value	25.79%
C000183913 | Ba
Holdings [Line Items]
Percent of Net Asset Value	13.85%
C000183913 | B
Holdings [Line Items]
Percent of Net Asset Value	13.62%
C000183913 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000183913 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000183913 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183913 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000183913 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183914 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000183914 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183914 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183914 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000183914 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000183914 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000183914 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000183914 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000183914 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000183914 | Aa
Holdings [Line Items]
Percent of Net Asset Value	21.89%
C000183914 | A
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000183914 | Baa
Holdings [Line Items]
Percent of Net Asset Value	25.79%
C000183914 | Ba
Holdings [Line Items]
Percent of Net Asset Value	13.85%
C000183914 | B
Holdings [Line Items]
Percent of Net Asset Value	13.62%
C000183914 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000183914 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000183914 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183914 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000183914 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183915 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000183915 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183915 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183915 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000183915 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000183915 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000183915 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000183915 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000183915 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000183915 | Aa
Holdings [Line Items]
Percent of Net Asset Value	21.89%
C000183915 | A
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000183915 | Baa
Holdings [Line Items]
Percent of Net Asset Value	25.79%
C000183915 | Ba
Holdings [Line Items]
Percent of Net Asset Value	13.85%
C000183915 | B
Holdings [Line Items]
Percent of Net Asset Value	13.62%
C000183915 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000183915 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000183915 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183915 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000183915 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183916 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000183916 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183916 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183916 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000183916 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000183916 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000183916 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000183916 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000183916 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000183916 | Aa
Holdings [Line Items]
Percent of Net Asset Value	21.89%
C000183916 | A
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000183916 | Baa
Holdings [Line Items]
Percent of Net Asset Value	25.79%
C000183916 | Ba
Holdings [Line Items]
Percent of Net Asset Value	13.85%
C000183916 | B
Holdings [Line Items]
Percent of Net Asset Value	13.62%
C000183916 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000183916 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000183916 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183916 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000183916 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183917 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000183917 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183917 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183917 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000183917 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000183917 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000183917 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000183917 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000183917 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000183917 | Aa
Holdings [Line Items]
Percent of Net Asset Value	21.89%
C000183917 | A
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000183917 | Baa
Holdings [Line Items]
Percent of Net Asset Value	25.79%
C000183917 | Ba
Holdings [Line Items]
Percent of Net Asset Value	13.85%
C000183917 | B
Holdings [Line Items]
Percent of Net Asset Value	13.62%
C000183917 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000183917 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000183917 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183917 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000183917 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183919 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000183919 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183919 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183919 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000183919 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000183919 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000183919 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000183919 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000183919 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000183919 | Aa
Holdings [Line Items]
Percent of Net Asset Value	21.89%
C000183919 | A
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000183919 | Baa
Holdings [Line Items]
Percent of Net Asset Value	25.79%
C000183919 | Ba
Holdings [Line Items]
Percent of Net Asset Value	13.85%
C000183919 | B
Holdings [Line Items]
Percent of Net Asset Value	13.62%
C000183919 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000183919 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000183919 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183919 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000183919 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183920 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000183920 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183920 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183920 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000183920 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000183920 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000183920 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000183920 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000183920 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000183920 | Aa
Holdings [Line Items]
Percent of Net Asset Value	21.89%
C000183920 | A
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000183920 | Baa
Holdings [Line Items]
Percent of Net Asset Value	25.79%
C000183920 | Ba
Holdings [Line Items]
Percent of Net Asset Value	13.85%
C000183920 | B
Holdings [Line Items]
Percent of Net Asset Value	13.62%
C000183920 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000183920 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000183920 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183920 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000183920 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000077742 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000077742 | Others
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000077742 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077742 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077742 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000077742 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000077742 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077742 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077742 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000077742 | Aa
Holdings [Line Items]
Percent of Net Asset Value	43.54%
C000077742 | A
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000077742 | Baa
Holdings [Line Items]
Percent of Net Asset Value	9.27%
C000077742 | Ba
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000077742 | B
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000077742 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.78%
C000077742 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000077742 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077742 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077742 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077743 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000077743 | Others
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000077743 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077743 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077743 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000077743 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000077743 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077743 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077743 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000077743 | Aa
Holdings [Line Items]
Percent of Net Asset Value	43.54%
C000077743 | A
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000077743 | Baa
Holdings [Line Items]
Percent of Net Asset Value	9.27%
C000077743 | Ba
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000077743 | B
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000077743 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.78%
C000077743 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000077743 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077743 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077743 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000083536 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000083536 | Others
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000083536 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000083536 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000083536 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000083536 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000083536 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000083536 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000083536 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000083536 | Aa
Holdings [Line Items]
Percent of Net Asset Value	43.54%
C000083536 | A
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000083536 | Baa
Holdings [Line Items]
Percent of Net Asset Value	9.27%
C000083536 | Ba
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000083536 | B
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000083536 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.78%
C000083536 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000083536 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000083536 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000083536 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077744 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000077744 | Others
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000077744 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077744 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077744 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000077744 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000077744 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077744 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077744 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000077744 | Aa
Holdings [Line Items]
Percent of Net Asset Value	43.54%
C000077744 | A
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000077744 | Baa
Holdings [Line Items]
Percent of Net Asset Value	9.27%
C000077744 | Ba
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000077744 | B
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000077744 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.78%
C000077744 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000077744 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077744 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077744 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000114884 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000114884 | Others
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000114884 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000114884 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000114884 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000114884 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000114884 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000114884 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000114884 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000114884 | Aa
Holdings [Line Items]
Percent of Net Asset Value	43.54%
C000114884 | A
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000114884 | Baa
Holdings [Line Items]
Percent of Net Asset Value	9.27%
C000114884 | Ba
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000114884 | B
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000114884 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.78%
C000114884 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000114884 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000114884 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000114884 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077745 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000077745 | Others
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000077745 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077745 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077745 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000077745 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000077745 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077745 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077745 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000077745 | Aa
Holdings [Line Items]
Percent of Net Asset Value	43.54%
C000077745 | A
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000077745 | Baa
Holdings [Line Items]
Percent of Net Asset Value	9.27%
C000077745 | Ba
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000077745 | B
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000077745 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.78%
C000077745 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000077745 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077745 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077745 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077746 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000077746 | Others
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000077746 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077746 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077746 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000077746 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000077746 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077746 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077746 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000077746 | Aa
Holdings [Line Items]
Percent of Net Asset Value	43.54%
C000077746 | A
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000077746 | Baa
Holdings [Line Items]
Percent of Net Asset Value	9.27%
C000077746 | Ba
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000077746 | B
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000077746 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.78%
C000077746 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000077746 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077746 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077746 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028954 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000028954 | Others
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000028954 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028954 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028954 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000028954 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000028954 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028954 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028954 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000028954 | Aa
Holdings [Line Items]
Percent of Net Asset Value	43.54%
C000028954 | A
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000028954 | Baa
Holdings [Line Items]
Percent of Net Asset Value	9.27%
C000028954 | Ba
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000028954 | B
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000028954 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.78%
C000028954 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000028954 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028954 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028954 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077718 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000077718 | Janus Henderson Flexible Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000077718 | Janus Henderson Developed World Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000077718 | Janus Henderson Overseas Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077718 | Janus Henderson Emerging Markets Debt Hard Currency ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000077718 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077718 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077719 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000077719 | Janus Henderson Flexible Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000077719 | Janus Henderson Developed World Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000077719 | Janus Henderson Overseas Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077719 | Janus Henderson Emerging Markets Debt Hard Currency ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000077719 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077719 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000083529 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000083529 | Janus Henderson Flexible Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000083529 | Janus Henderson Developed World Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000083529 | Janus Henderson Overseas Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000083529 | Janus Henderson Emerging Markets Debt Hard Currency ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000083529 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000083529 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077720 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000077720 | Janus Henderson Flexible Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000077720 | Janus Henderson Developed World Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000077720 | Janus Henderson Overseas Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077720 | Janus Henderson Emerging Markets Debt Hard Currency ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000077720 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077720 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077721 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000077721 | Janus Henderson Flexible Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000077721 | Janus Henderson Developed World Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000077721 | Janus Henderson Overseas Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077721 | Janus Henderson Emerging Markets Debt Hard Currency ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000077721 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077721 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000028943 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000028943 | Janus Henderson Flexible Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000028943 | Janus Henderson Developed World Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000028943 | Janus Henderson Overseas Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028943 | Janus Henderson Emerging Markets Debt Hard Currency ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028943 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028943 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077710 | Janus Henderson Overseas Fund
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000077710 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077710 | Janus Henderson Growth and Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077710 | Janus Henderson Enterprise Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000077710 | Janus Henderson Research Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077710 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077710 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000077711 | Janus Henderson Overseas Fund
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000077711 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077711 | Janus Henderson Growth and Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077711 | Janus Henderson Enterprise Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000077711 | Janus Henderson Research Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077711 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077711 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000083527 | Janus Henderson Overseas Fund
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000083527 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000083527 | Janus Henderson Growth and Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000083527 | Janus Henderson Enterprise Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000083527 | Janus Henderson Research Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000083527 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083527 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000077712 | Janus Henderson Overseas Fund
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000077712 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077712 | Janus Henderson Growth and Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077712 | Janus Henderson Enterprise Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000077712 | Janus Henderson Research Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077712 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077712 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000077713 | Janus Henderson Overseas Fund
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000077713 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077713 | Janus Henderson Growth and Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077713 | Janus Henderson Enterprise Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000077713 | Janus Henderson Research Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077713 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077713 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000028941 | Janus Henderson Overseas Fund
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000028941 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000028941 | Janus Henderson Growth and Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000028941 | Janus Henderson Enterprise Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028941 | Janus Henderson Research Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000028941 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028941 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000077714 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077714 | Janus Henderson Flexible Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000077714 | Janus Henderson Overseas Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077714 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077714 | Janus Henderson Growth and Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077714 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077714 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077715 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077715 | Janus Henderson Flexible Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000077715 | Janus Henderson Overseas Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077715 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077715 | Janus Henderson Growth and Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077715 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077715 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000083528 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000083528 | Janus Henderson Flexible Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000083528 | Janus Henderson Overseas Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000083528 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000083528 | Janus Henderson Growth and Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000083528 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000083528 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077716 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077716 | Janus Henderson Flexible Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000077716 | Janus Henderson Overseas Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077716 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077716 | Janus Henderson Growth and Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077716 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077716 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077717 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077717 | Janus Henderson Flexible Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000077717 | Janus Henderson Overseas Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077717 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077717 | Janus Henderson Growth and Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077717 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077717 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000028942 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000028942 | Janus Henderson Flexible Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028942 | Janus Henderson Overseas Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000028942 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028942 | Janus Henderson Growth and Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028942 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028942 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077664 | Others
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000077664 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077664 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000077664 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077664 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000077664 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077664 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077664 | Aa
Holdings [Line Items]
Percent of Net Asset Value	7.82%
C000077664 | Baa
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000077664 | Ba
Holdings [Line Items]
Percent of Net Asset Value	32.18%
C000077664 | B
Holdings [Line Items]
Percent of Net Asset Value	50.91%
C000077664 | Caa
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000077664 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000077664 | Other
Holdings [Line Items]
Percent of Net Asset Value	(1.54%)
C000077664 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000077664 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077664 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077664 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000077664 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077664 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000077664 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077665 | Others
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000077665 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077665 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000077665 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077665 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000077665 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077665 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077665 | Aa
Holdings [Line Items]
Percent of Net Asset Value	7.82%
C000077665 | Baa
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000077665 | Ba
Holdings [Line Items]
Percent of Net Asset Value	32.18%
C000077665 | B
Holdings [Line Items]
Percent of Net Asset Value	50.91%
C000077665 | Caa
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000077665 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000077665 | Other
Holdings [Line Items]
Percent of Net Asset Value	(1.54%)
C000077665 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000077665 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077665 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077665 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000077665 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077665 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000077665 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000083516 | Others
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000083516 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000083516 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000083516 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000083516 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000083516 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000083516 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000083516 | Aa
Holdings [Line Items]
Percent of Net Asset Value	7.82%
C000083516 | Baa
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000083516 | Ba
Holdings [Line Items]
Percent of Net Asset Value	32.18%
C000083516 | B
Holdings [Line Items]
Percent of Net Asset Value	50.91%
C000083516 | Caa
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000083516 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000083516 | Other
Holdings [Line Items]
Percent of Net Asset Value	(1.54%)
C000083516 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000083516 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000083516 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000083516 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000083516 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000083516 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000083516 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077666 | Others
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000077666 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077666 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000077666 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077666 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000077666 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077666 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077666 | Aa
Holdings [Line Items]
Percent of Net Asset Value	7.82%
C000077666 | Baa
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000077666 | Ba
Holdings [Line Items]
Percent of Net Asset Value	32.18%
C000077666 | B
Holdings [Line Items]
Percent of Net Asset Value	50.91%
C000077666 | Caa
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000077666 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000077666 | Other
Holdings [Line Items]
Percent of Net Asset Value	(1.54%)
C000077666 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000077666 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077666 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077666 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000077666 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077666 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000077666 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000114871 | Others
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000114871 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114871 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000114871 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114871 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000114871 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000114871 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114871 | Aa
Holdings [Line Items]
Percent of Net Asset Value	7.82%
C000114871 | Baa
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000114871 | Ba
Holdings [Line Items]
Percent of Net Asset Value	32.18%
C000114871 | B
Holdings [Line Items]
Percent of Net Asset Value	50.91%
C000114871 | Caa
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000114871 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000114871 | Other
Holdings [Line Items]
Percent of Net Asset Value	(1.54%)
C000114871 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000114871 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114871 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000114871 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000114871 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000114871 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000114871 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077667 | Others
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000077667 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077667 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000077667 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077667 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000077667 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077667 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077667 | Aa
Holdings [Line Items]
Percent of Net Asset Value	7.82%
C000077667 | Baa
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000077667 | Ba
Holdings [Line Items]
Percent of Net Asset Value	32.18%
C000077667 | B
Holdings [Line Items]
Percent of Net Asset Value	50.91%
C000077667 | Caa
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000077667 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000077667 | Other
Holdings [Line Items]
Percent of Net Asset Value	(1.54%)
C000077667 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000077667 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077667 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077667 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000077667 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077667 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000077667 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077668 | Others
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000077668 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077668 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000077668 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077668 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000077668 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077668 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077668 | Aa
Holdings [Line Items]
Percent of Net Asset Value	7.82%
C000077668 | Baa
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000077668 | Ba
Holdings [Line Items]
Percent of Net Asset Value	32.18%
C000077668 | B
Holdings [Line Items]
Percent of Net Asset Value	50.91%
C000077668 | Caa
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000077668 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000077668 | Other
Holdings [Line Items]
Percent of Net Asset Value	(1.54%)
C000077668 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000077668 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077668 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077668 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000077668 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077668 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000077668 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000028924 | Others
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000028924 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028924 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028924 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028924 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000028924 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028924 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028924 | Aa
Holdings [Line Items]
Percent of Net Asset Value	7.82%
C000028924 | Baa
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000028924 | Ba
Holdings [Line Items]
Percent of Net Asset Value	32.18%
C000028924 | B
Holdings [Line Items]
Percent of Net Asset Value	50.91%
C000028924 | Caa
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000028924 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000028924 | Other
Holdings [Line Items]
Percent of Net Asset Value	(1.54%)
C000028924 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000028924 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028924 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028924 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000028924 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028924 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000028924 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000183943 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000183943 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000183943 | NatWest Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183943 | Murata Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183943 | Daiichi Life Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000183943 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183943 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000183943 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000183943 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183943 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000183943 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000183943 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000183943 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000183943 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000183944 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000183944 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000183944 | NatWest Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183944 | Murata Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183944 | Daiichi Life Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000183944 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183944 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000183944 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000183944 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183944 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000183944 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000183944 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000183944 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000183944 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000183945 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000183945 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000183945 | NatWest Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183945 | Murata Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183945 | Daiichi Life Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000183945 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183945 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000183945 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000183945 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183945 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000183945 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000183945 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000183945 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000183945 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000183946 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000183946 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000183946 | NatWest Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183946 | Murata Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183946 | Daiichi Life Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000183946 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183946 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000183946 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000183946 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183946 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000183946 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000183946 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000183946 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000183946 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000183947 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000183947 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000183947 | NatWest Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183947 | Murata Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183947 | Daiichi Life Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000183947 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183947 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000183947 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000183947 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183947 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000183947 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000183947 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000183947 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000183947 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000183949 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000183949 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000183949 | NatWest Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183949 | Murata Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183949 | Daiichi Life Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000183949 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183949 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000183949 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000183949 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183949 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000183949 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000183949 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000183949 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000183949 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000183950 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000183950 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000183950 | NatWest Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183950 | Murata Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183950 | Daiichi Life Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000183950 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183950 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000183950 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000183950 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183950 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000183950 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000183950 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000183950 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000183950 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000137972 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000137972 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137972 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137972 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000137972 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000137972 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137972 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137972 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000137972 | Aa
Holdings [Line Items]
Percent of Net Asset Value	5.17%
C000137972 | A
Holdings [Line Items]
Percent of Net Asset Value	16.54%
C000137972 | Baa
Holdings [Line Items]
Percent of Net Asset Value	32.77%
C000137972 | Ba
Holdings [Line Items]
Percent of Net Asset Value	13.93%
C000137972 | B
Holdings [Line Items]
Percent of Net Asset Value	9.15%
C000137972 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000137972 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000137972 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.65%
C000137972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000137972 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000137972 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000137972 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000137972 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137973 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000137973 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137973 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137973 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000137973 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000137973 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137973 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137973 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000137973 | Aa
Holdings [Line Items]
Percent of Net Asset Value	5.17%
C000137973 | A
Holdings [Line Items]
Percent of Net Asset Value	16.54%
C000137973 | Baa
Holdings [Line Items]
Percent of Net Asset Value	32.77%
C000137973 | Ba
Holdings [Line Items]
Percent of Net Asset Value	13.93%
C000137973 | B
Holdings [Line Items]
Percent of Net Asset Value	9.15%
C000137973 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000137973 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000137973 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.65%
C000137973 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000137973 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000137973 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000137973 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000137973 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137974 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000137974 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137974 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137974 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000137974 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000137974 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137974 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137974 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000137974 | Aa
Holdings [Line Items]
Percent of Net Asset Value	5.17%
C000137974 | A
Holdings [Line Items]
Percent of Net Asset Value	16.54%
C000137974 | Baa
Holdings [Line Items]
Percent of Net Asset Value	32.77%
C000137974 | Ba
Holdings [Line Items]
Percent of Net Asset Value	13.93%
C000137974 | B
Holdings [Line Items]
Percent of Net Asset Value	9.15%
C000137974 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000137974 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000137974 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.65%
C000137974 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000137974 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000137974 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000137974 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000137974 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137975 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000137975 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137975 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137975 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000137975 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000137975 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137975 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137975 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000137975 | Aa
Holdings [Line Items]
Percent of Net Asset Value	5.17%
C000137975 | A
Holdings [Line Items]
Percent of Net Asset Value	16.54%
C000137975 | Baa
Holdings [Line Items]
Percent of Net Asset Value	32.77%
C000137975 | Ba
Holdings [Line Items]
Percent of Net Asset Value	13.93%
C000137975 | B
Holdings [Line Items]
Percent of Net Asset Value	9.15%
C000137975 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000137975 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000137975 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.65%
C000137975 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000137975 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000137975 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000137975 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000137975 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137976 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000137976 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137976 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137976 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000137976 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000137976 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137976 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137976 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000137976 | Aa
Holdings [Line Items]
Percent of Net Asset Value	5.17%
C000137976 | A
Holdings [Line Items]
Percent of Net Asset Value	16.54%
C000137976 | Baa
Holdings [Line Items]
Percent of Net Asset Value	32.77%
C000137976 | Ba
Holdings [Line Items]
Percent of Net Asset Value	13.93%
C000137976 | B
Holdings [Line Items]
Percent of Net Asset Value	9.15%
C000137976 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000137976 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000137976 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.65%
C000137976 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000137976 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000137976 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000137976 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000137976 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000151361 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000151361 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000151361 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000151361 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000151361 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000151361 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000151361 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000151361 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000151361 | Aa
Holdings [Line Items]
Percent of Net Asset Value	5.17%
C000151361 | A
Holdings [Line Items]
Percent of Net Asset Value	16.54%
C000151361 | Baa
Holdings [Line Items]
Percent of Net Asset Value	32.77%
C000151361 | Ba
Holdings [Line Items]
Percent of Net Asset Value	13.93%
C000151361 | B
Holdings [Line Items]
Percent of Net Asset Value	9.15%
C000151361 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000151361 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000151361 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.65%
C000151361 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000151361 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000151361 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000151361 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000151361 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137977 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000137977 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137977 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137977 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000137977 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000137977 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137977 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137977 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000137977 | Aa
Holdings [Line Items]
Percent of Net Asset Value	5.17%
C000137977 | A
Holdings [Line Items]
Percent of Net Asset Value	16.54%
C000137977 | Baa
Holdings [Line Items]
Percent of Net Asset Value	32.77%
C000137977 | Ba
Holdings [Line Items]
Percent of Net Asset Value	13.93%
C000137977 | B
Holdings [Line Items]
Percent of Net Asset Value	9.15%
C000137977 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000137977 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000137977 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.65%
C000137977 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000137977 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000137977 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000137977 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000137977 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137978 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000137978 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137978 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137978 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000137978 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000137978 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137978 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137978 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000137978 | Aa
Holdings [Line Items]
Percent of Net Asset Value	5.17%
C000137978 | A
Holdings [Line Items]
Percent of Net Asset Value	16.54%
C000137978 | Baa
Holdings [Line Items]
Percent of Net Asset Value	32.77%
C000137978 | Ba
Holdings [Line Items]
Percent of Net Asset Value	13.93%
C000137978 | B
Holdings [Line Items]
Percent of Net Asset Value	9.15%
C000137978 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000137978 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000137978 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.65%
C000137978 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000137978 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000137978 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000137978 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000137978 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077673 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077673 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077673 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077673 | Everest Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077673 | PNC Financial Services Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077673 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077673 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077673 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077673 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000077673 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077673 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077673 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077673 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077674 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077674 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077674 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077674 | Everest Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077674 | PNC Financial Services Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077674 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077674 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077674 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077674 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000077674 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077674 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077674 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077674 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000083518 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000083518 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000083518 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000083518 | Everest Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000083518 | PNC Financial Services Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000083518 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000083518 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000083518 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000083518 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000083518 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000083518 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000083518 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000083518 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077675 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077675 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077675 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077675 | Everest Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077675 | PNC Financial Services Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077675 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077675 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077675 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077675 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000077675 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077675 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077675 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077675 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000114873 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114873 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114873 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114873 | Everest Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114873 | PNC Financial Services Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114873 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000114873 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000114873 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000114873 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000114873 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000114873 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114873 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114873 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077676 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077676 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077676 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077676 | Everest Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077676 | PNC Financial Services Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077676 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077676 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077676 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077676 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000077676 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077676 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077676 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077676 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077677 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077677 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077677 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077677 | Everest Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077677 | PNC Financial Services Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077677 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077677 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077677 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077677 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000077677 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077677 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077677 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077677 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028928 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028928 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028928 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028928 | Everest Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028928 | PNC Financial Services Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028928 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028928 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028928 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000028928 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000028928 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028928 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028928 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028928 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000137958 | Others
Holdings [Line Items]
Percent of Net Asset Value	(25.40%)
C000137958 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000137958 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137958 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000137958 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000137958 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000137958 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000137958 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000137958 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000137958 | Aa
Holdings [Line Items]
Percent of Net Asset Value	23.59%
C000137958 | A
Holdings [Line Items]
Percent of Net Asset Value	5.01%
C000137958 | Baa
Holdings [Line Items]
Percent of Net Asset Value	16.96%
C000137958 | Ba
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000137958 | B
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000137958 | Caa
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000137958 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	20.65%
C000137958 | Other
Holdings [Line Items]
Percent of Net Asset Value	(17.58%)
C000137958 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000137958 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000137958 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000137958 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000137958 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137958 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137958 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137958 | Private Preferred Equity
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137958 | Private Placement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137958 | Ca
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000137959 | Others
Holdings [Line Items]
Percent of Net Asset Value	(25.40%)
C000137959 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000137959 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137959 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000137959 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000137959 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000137959 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000137959 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000137959 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000137959 | Aa
Holdings [Line Items]
Percent of Net Asset Value	23.59%
C000137959 | A
Holdings [Line Items]
Percent of Net Asset Value	5.01%
C000137959 | Baa
Holdings [Line Items]
Percent of Net Asset Value	16.96%
C000137959 | Ba
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000137959 | B
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000137959 | Caa
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000137959 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	20.65%
C000137959 | Other
Holdings [Line Items]
Percent of Net Asset Value	(17.58%)
C000137959 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000137959 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000137959 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000137959 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000137959 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137959 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137959 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137959 | Private Preferred Equity
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137959 | Private Placement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137959 | Ca
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000137960 | Others
Holdings [Line Items]
Percent of Net Asset Value	(25.40%)
C000137960 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000137960 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137960 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000137960 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000137960 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000137960 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000137960 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000137960 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000137960 | Aa
Holdings [Line Items]
Percent of Net Asset Value	23.59%
C000137960 | A
Holdings [Line Items]
Percent of Net Asset Value	5.01%
C000137960 | Baa
Holdings [Line Items]
Percent of Net Asset Value	16.96%
C000137960 | Ba
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000137960 | B
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000137960 | Caa
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000137960 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	20.65%
C000137960 | Other
Holdings [Line Items]
Percent of Net Asset Value	(17.58%)
C000137960 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000137960 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000137960 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000137960 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000137960 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137960 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137960 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137960 | Private Preferred Equity
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137960 | Private Placement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137960 | Ca
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000137961 | Others
Holdings [Line Items]
Percent of Net Asset Value	(25.40%)
C000137961 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000137961 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137961 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000137961 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000137961 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000137961 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000137961 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000137961 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000137961 | Aa
Holdings [Line Items]
Percent of Net Asset Value	23.59%
C000137961 | A
Holdings [Line Items]
Percent of Net Asset Value	5.01%
C000137961 | Baa
Holdings [Line Items]
Percent of Net Asset Value	16.96%
C000137961 | Ba
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000137961 | B
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000137961 | Caa
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000137961 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	20.65%
C000137961 | Other
Holdings [Line Items]
Percent of Net Asset Value	(17.58%)
C000137961 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000137961 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000137961 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000137961 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000137961 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137961 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137961 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137961 | Private Preferred Equity
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137961 | Private Placement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137961 | Ca
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000137962 | Others
Holdings [Line Items]
Percent of Net Asset Value	(25.40%)
C000137962 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000137962 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137962 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000137962 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000137962 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000137962 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000137962 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000137962 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000137962 | Aa
Holdings [Line Items]
Percent of Net Asset Value	23.59%
C000137962 | A
Holdings [Line Items]
Percent of Net Asset Value	5.01%
C000137962 | Baa
Holdings [Line Items]
Percent of Net Asset Value	16.96%
C000137962 | Ba
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000137962 | B
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000137962 | Caa
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000137962 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	20.65%
C000137962 | Other
Holdings [Line Items]
Percent of Net Asset Value	(17.58%)
C000137962 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000137962 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000137962 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000137962 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000137962 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137962 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137962 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137962 | Private Preferred Equity
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137962 | Private Placement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137962 | Ca
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000137963 | Others
Holdings [Line Items]
Percent of Net Asset Value	(25.40%)
C000137963 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000137963 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137963 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000137963 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000137963 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000137963 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000137963 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000137963 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000137963 | Aa
Holdings [Line Items]
Percent of Net Asset Value	23.59%
C000137963 | A
Holdings [Line Items]
Percent of Net Asset Value	5.01%
C000137963 | Baa
Holdings [Line Items]
Percent of Net Asset Value	16.96%
C000137963 | Ba
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000137963 | B
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000137963 | Caa
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000137963 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	20.65%
C000137963 | Other
Holdings [Line Items]
Percent of Net Asset Value	(17.58%)
C000137963 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000137963 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000137963 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000137963 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000137963 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137963 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137963 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137963 | Private Preferred Equity
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137963 | Private Placement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137963 | Ca
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000137964 | Others
Holdings [Line Items]
Percent of Net Asset Value	(25.40%)
C000137964 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000137964 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000137964 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000137964 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000137964 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000137964 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000137964 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000137964 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000137964 | Aa
Holdings [Line Items]
Percent of Net Asset Value	23.59%
C000137964 | A
Holdings [Line Items]
Percent of Net Asset Value	5.01%
C000137964 | Baa
Holdings [Line Items]
Percent of Net Asset Value	16.96%
C000137964 | Ba
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000137964 | B
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000137964 | Caa
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000137964 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	20.65%
C000137964 | Other
Holdings [Line Items]
Percent of Net Asset Value	(17.58%)
C000137964 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000137964 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000137964 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000137964 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000137964 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137964 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137964 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137964 | Private Preferred Equity
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137964 | Private Placement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137964 | Ca
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000077701 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000077701 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077701 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077701 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077701 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000077701 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077701 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000077701 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077701 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	23.55%
C000077701 | Aa
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000077701 | A
Holdings [Line Items]
Percent of Net Asset Value	10.58%
C000077701 | Baa
Holdings [Line Items]
Percent of Net Asset Value	14.52%
C000077701 | Ba
Holdings [Line Items]
Percent of Net Asset Value	12.16%
C000077701 | B
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000077701 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.32%
C000077701 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000077701 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077701 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000077701 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000077701 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077702 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000077702 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077702 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077702 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077702 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000077702 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077702 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000077702 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077702 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	23.55%
C000077702 | Aa
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000077702 | A
Holdings [Line Items]
Percent of Net Asset Value	10.58%
C000077702 | Baa
Holdings [Line Items]
Percent of Net Asset Value	14.52%
C000077702 | Ba
Holdings [Line Items]
Percent of Net Asset Value	12.16%
C000077702 | B
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000077702 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.32%
C000077702 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000077702 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077702 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000077702 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000077702 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000083525 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000083525 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000083525 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000083525 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083525 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000083525 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000083525 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000083525 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000083525 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	23.55%
C000083525 | Aa
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000083525 | A
Holdings [Line Items]
Percent of Net Asset Value	10.58%
C000083525 | Baa
Holdings [Line Items]
Percent of Net Asset Value	14.52%
C000083525 | Ba
Holdings [Line Items]
Percent of Net Asset Value	12.16%
C000083525 | B
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000083525 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.32%
C000083525 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000083525 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000083525 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000083525 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000083525 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077703 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000077703 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077703 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077703 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077703 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000077703 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077703 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000077703 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077703 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	23.55%
C000077703 | Aa
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000077703 | A
Holdings [Line Items]
Percent of Net Asset Value	10.58%
C000077703 | Baa
Holdings [Line Items]
Percent of Net Asset Value	14.52%
C000077703 | Ba
Holdings [Line Items]
Percent of Net Asset Value	12.16%
C000077703 | B
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000077703 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.32%
C000077703 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000077703 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077703 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000077703 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000077703 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000114878 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000114878 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000114878 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114878 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114878 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000114878 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114878 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000114878 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000114878 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	23.55%
C000114878 | Aa
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000114878 | A
Holdings [Line Items]
Percent of Net Asset Value	10.58%
C000114878 | Baa
Holdings [Line Items]
Percent of Net Asset Value	14.52%
C000114878 | Ba
Holdings [Line Items]
Percent of Net Asset Value	12.16%
C000114878 | B
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000114878 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.32%
C000114878 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000114878 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000114878 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000114878 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000114878 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077704 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000077704 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077704 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077704 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077704 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000077704 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077704 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000077704 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077704 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	23.55%
C000077704 | Aa
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000077704 | A
Holdings [Line Items]
Percent of Net Asset Value	10.58%
C000077704 | Baa
Holdings [Line Items]
Percent of Net Asset Value	14.52%
C000077704 | Ba
Holdings [Line Items]
Percent of Net Asset Value	12.16%
C000077704 | B
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000077704 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.32%
C000077704 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000077704 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077704 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000077704 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000077704 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028938 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000028938 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000028938 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028938 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028938 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000028938 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028938 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028938 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028938 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	23.55%
C000028938 | Aa
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000028938 | A
Holdings [Line Items]
Percent of Net Asset Value	10.58%
C000028938 | Baa
Holdings [Line Items]
Percent of Net Asset Value	14.52%
C000028938 | Ba
Holdings [Line Items]
Percent of Net Asset Value	12.16%
C000028938 | B
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000028938 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.32%
C000028938 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000028938 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028938 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028938 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000028938 | Residential Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077705 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077705 | Helios Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077705 | Commercial Metals Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077705 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077705 | Business First Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077705 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077705 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077705 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000077705 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000077705 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077705 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077705 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077705 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077706 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077706 | Helios Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077706 | Commercial Metals Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077706 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077706 | Business First Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077706 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077706 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077706 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000077706 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000077706 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077706 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077706 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077706 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000083526 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000083526 | Helios Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000083526 | Commercial Metals Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000083526 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000083526 | Business First Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000083526 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000083526 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000083526 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000083526 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000083526 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000083526 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000083526 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000083526 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077707 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077707 | Helios Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077707 | Commercial Metals Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077707 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077707 | Business First Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077707 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077707 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077707 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000077707 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000077707 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077707 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077707 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077707 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028939 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028939 | Helios Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028939 | Commercial Metals Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028939 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028939 | Business First Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028939 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028939 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028939 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000028939 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000028939 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028939 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028939 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028939 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114879 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114879 | Helios Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114879 | Commercial Metals Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114879 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000114879 | Business First Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000114879 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000114879 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000114879 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000114879 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000114879 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000114879 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000114879 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114879 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077708 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077708 | Helios Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077708 | Commercial Metals Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077708 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077708 | Business First Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077708 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077708 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077708 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000077708 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000077708 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077708 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077708 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077708 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077709 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077709 | Helios Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077709 | Commercial Metals Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077709 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077709 | Business First Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077709 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077709 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077709 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000077709 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000077709 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077709 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077709 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077709 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028940 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028940 | Helios Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028940 | Commercial Metals Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028940 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028940 | Business First Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028940 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028940 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028940 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000028940 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000028940 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028940 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028940 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028940 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107973 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107973 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107973 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107973 | Business First Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107973 | ICU Medical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107973 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107973 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000107973 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000107973 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000107973 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000107973 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107973 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107973 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000107974 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107974 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107974 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107974 | Business First Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107974 | ICU Medical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107974 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107974 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000107974 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000107974 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000107974 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000107974 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107974 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107974 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000107975 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107975 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107975 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107975 | Business First Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107975 | ICU Medical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107975 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107975 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000107975 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000107975 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000107975 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000107975 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107975 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107975 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000107976 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107976 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107976 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107976 | Business First Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107976 | ICU Medical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107976 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107976 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000107976 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000107976 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000107976 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000107976 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107976 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107976 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000114893 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000114893 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114893 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000114893 | Business First Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000114893 | ICU Medical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000114893 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114893 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000114893 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000114893 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000114893 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000114893 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114893 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000114893 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000107977 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107977 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107977 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107977 | Business First Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107977 | ICU Medical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107977 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107977 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000107977 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000107977 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000107977 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000107977 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107977 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107977 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000107978 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107978 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107978 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107978 | Business First Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107978 | ICU Medical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107978 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107978 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000107978 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000107978 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000107978 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000107978 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107978 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107978 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%